                       [ZURICH KEMPER LIFE LETTERHEAD]




VIA EDGAR


May 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549




          Re: Federal Kemper Life Assurance Company ("FKLAC") and its FKLA Variable Separate Account ("Registrant")
               (File No. 33-79808)

               Rule 497(j) Certification
               -------------------------




Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus, dated May 1, 1997, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement. The text of the most recent post-effective amendment was filed electronically with the Commission on April 30, 1997.

Please call the undersigned at (847)-550-7740 if you have any questions or comments.

Yours truly,

/S/ KURT W. BERNLOHR
Kurt W. Bernlohr
Senior Counsel